Financial instruments - risk management (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Financial Instruments - Risk Management
Settlement in fair value of derivative financial liability		£ 0
Increase (decrease) in carrying amount of shares	£ (133)	94
Impact on carrying amount		£ 2
Amount raised			£ 13,400